Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Employee Benefit Plans [Abstract]
Service cost	¥ 1,600	¥ 1,613	¥ 3,199	¥ 3,226
Interest cost	608	510	1,216	1,021
Expected return on plan assets	(1,492)	(1,514)	(2,984)	(3,028)
Amortization of net actuarial losses	954	989	1,909	1,978
Amortization of prior service cost	(401)	(400)	(803)	(800)
Net periodic benefit cost	¥ 1,269	¥ 1,198	¥ 2,537	¥ 2,397